FINANCIAL RESULT	12 Months Ended
Dec. 31, 2021
FINANCIAL RESULT.
FINANCIAL RESULT

NOTE 41 - FINANCIAL RESULT

	12/31/2021	12/31/2020	12/31/2019
Financial income
Income from interest, commission and fee	692,767	863,828	876,212
Income from financial investments	637,001	972,602	763,016
Additional moratorium on electricity	325,943	341,672	252,112
Interest income on dividends	—	—	—
Other financial income	482,707	343,688	532,054
	2,138,418	2,521,790	2,423,394
Financial expenses
Debt charges	(2,740,371)	(2,853,532)	(3,247,747)
Leasing charges	(449,295)	(367,234)	(340,819)
Remuneration for Thermonuclear Plants Decommissioning Fund	—	—	—
Charges on shareholders’ funds	(3,826)	(81,766)	(271,130)
Other financial expenses	(1,161,874)	(962,160)	(1,407,838)
	(4,355,366)	(4,264,692)	(5,267,534)

Financial results, net
Monetary variations	(161,648)	283,376	416,959
Exchange variations	(403,569)	(544,137)	35,008
Derivatives financial instruments	725,826	332,017	(56,613)
	160,609	71,256	395,354

Financial result	(2,056,339)	(1,671,646)	(2,448,786)

Accounting Policy

Foreign currency transactions are translated into the functional currency using the exchange rate prevailing on the date of the transactions. Foreign exchange gains and losses resulting from translation at the exchange rate at the end of the period are recognized in profit or loss as financial income or expense.

Interest on lease liabilities, the effects of charges on debt securities on loans, financing and debentures, and gains and losses related to financial investments are also recorded. Further information on the accounting practices of the transactions mentioned can be seen in the respective explanatory notes.